CONCENTRATION OF RISK	12 Months Ended
Feb. 28, 2014
Notes to Financial Statements
Note 11 - CONCENTRATION OF RISK

During the year ended February 28, 2014, three customers accounted for approximately 15% of our revenues and no other customer accounted for over 5% of revenues.  During the year ended February 28, 2013, two customers accounted for approximately 16% of our revenues and no other customer accounted for over 5% of revenues.

At February 28, 2014, three customers accounted for 22% of accounts receivable, the largest of which accounted for 11%.  At February 28, 2013, three customers accounted for 23% of accounts receivable, the largest of which accounted for 9%.